BORROWINGS (Detail Textuals) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 31, 2017	Aug. 31, 2015
Federal Home Loan Bank, Advances [Line Items]
Aggregate borrowings from FHLB	$ 79,942,000	$ 68,022,000	$ 26,841,000
Federal reserve bank advances
Federal Home Loan Bank, Advances [Line Items]
Overnight borrowings		$ 8,100,000
Interest rate on overnight borrowings		3.00%
Federal Home Loan Bank Advances
Federal Home Loan Bank, Advances [Line Items]
Aggregate borrowings from FHLB		$ 59,922	$ 26,841
Modified FHLB borrowings				$ 5,000,000	$ 3,500,000
Prepayment penalty				$ 87,000	$ 233,000
Federal Home Loan Bank Advances | Minimum
Federal Home Loan Bank, Advances [Line Items]
Interest rates on FHLB advances ranged from		1.53%
Federal Home Loan Bank Advances | Maximum
Federal Home Loan Bank, Advances [Line Items]
Interest rates on FHLB advances ranged from		3.01%
Federal Home Loan Bank Advances | Weighted average
Federal Home Loan Bank, Advances [Line Items]
Interest rates on FHLB advances ranged from		2.52%